Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,286,000
Previously Paid Amount	0.00
Total Fee Amount	4,896.88
Total Offset Amount	0.00
Net Fee	4,896.88
Narrative - Max Aggregate Offering Price	$ 56,286,000
Final Prospectus	true